Supplement	12 Months Ended
Oct. 31, 2011
Participant | Vanguard International Explorer Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard Selected Value Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail | Vanguard International Explorer Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard Selected Value Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Whitehall Funds
Central Index Key	dei_EntityCentralIndexKey	0001004655
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Vanguard International Explorer Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Vanguard International Explorer Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Vanguard Selected Value Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Vanguard Selected Value Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012